Warrants (Details Narrative)		1 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 28, 2021 $ / shares shares	Jun. 30, 2018 Number $ / shares	Dec. 31, 2017 USD ($) Number $ / shares shares	Mar. 31, 2017 USD ($) Number $ / shares shares	Oct. 31, 2014 USD ($) Number shares	Jun. 30, 2021 shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2017 $ / shares shares	Feb. 10, 2021	Dec. 31, 2020 $ / shares shares	Apr. 22, 2020	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Common Stock, Shares, Issued | shares							237,526,638			236,526,638		228,216,638
Debt Instrument, Interest Rate, Stated Percentage									1.00%		1.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.06			$ 0.25		$ 0.24	$ 0.25
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Expirations | shares						7,562,500
Class of Warrant or Right, Outstanding | shares							34,157,894			7,562,500		39,109,000	40,010,250
Weighted Average Life of Outstanding Warrants in Months, Ending Balance							36 months
Series B Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.063
Class of Warrant or Right, Outstanding | shares	28,947,368
Weighted Average Life of Outstanding Warrants in Months, Ending Balance	3 years
Series B Redeemable Convertible Preferred Stock [Member] | Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0693
Class of Warrant or Right, Outstanding | shares	5,210,526
Weighted Average Life of Outstanding Warrants in Months, Ending Balance	3 years
Investment Bank [Member]
Warrant description								The Banker Warrants were fully vested on the date of issuance, were exercisable beginning December 20, 2017 and expired unexercised on June 20, 2020
Series 2 Warrants [Member]
Number of investment unit offered | Number					60
Offered investments, price per unit | $					$ 50,000
Common Stock, Shares, Issued | shares					250,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares					50,000								901,250
Series 2 Warrants [Member] | Series 2 Convertible Notes [Member]
Convertible Debt | $					$ 50,000
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Warrant [Member] | Investment Bank [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares			500,000					500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.35					$ 0.35
Q1 2017 Warrants [Member]
Number of investment unit offered | Number				16,781,250
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares				468,750
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.26
Warrant description				These warrants expired unexercised in March 2020
Proceeds from investment | $				$ 2,685,000
Proceeds from investment per unit				$ 0.16
Conversion of Stock, Description				Each unit consisted of one share of the Company’s common stock and one warrant for the purchase of one share of the Company’s common stock (“Q1 2017 Warrants”)
Shares Issued, Price Per Share				$ 0.42
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Number				5
Redeem warrant shares at a price				$ 0.01
Q4 2017 Warrants [Member]
Number of investment unit offered | Number			14,734,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.20					0.20
Proceeds from investment | $			$ 1,768,080
Proceeds from investment per unit			$ 0.12
Conversion of Stock, Description			Each unit consisted of one share of the Company’s common stock and one warrant for the purchase of one share of the Company’s common stock (“Q4 2017 Warrants”)
Shares Issued, Price Per Share			$ 0.36					0.36
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Number			5
Redeem warrant shares at a price			$ 0.01					$ 0.01
Q2 2018 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares										7,562,500
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.25
Warrant description		The Q2 2018 Warrants are exercisable commencing July 1, 2018 until June 30, 2021
Conversion of Stock, Description		each unit consisting of one share of the Company’s common stock and one Q2 2018 Warrant
Shares Issued, Price Per Share		$ 0.40
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Number		5
Redeem warrant shares at a price		$ 0.01